Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

(13) Subsequent Events

In July 2021, the Company entered into an agreement with a Container Investor to purchase approximately 44,000 containers that were previously managed for a total cash consideration of $57,637.

In August 2021, the Company’s board of directors approved and declared a quarterly preferred cash dividend of $0.44 per depositary share (rounded to the nearest whole cent) for a total aggregate amount of $2,625, payable on September 15, 2021 to holders of record as of August 31, 2021.

In August 2021, TMCL VII issued $549,000 of aggregate Class A and $51,000 of aggregate Class B Series 2021-3 Fixed Rate Asset Backed Notes (“the TMCL VII 2021-3 Bonds”) to qualified institutional investors pursuant to Rule 144A under the Securities Act and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. Under the terms of the TMCL VII 2021-3 Bonds, both principal and interest incurred are payable monthly. Proceeds from the TMCL VII 2021-3 Bonds were primarily used to pay down the Company’s other debt facilities and create additional borrowing capacity for future container investments.